Segment and Corporate Information - Segment Activities Calc2 (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenue Table
Revenue	€ 4,132,557,000	€ 3,975,629,000
Inter-segment revenue		0
Revenue external customers	€ 4,132,557,000	€ 3,975,629,000